NOTE 5 Capitalized Software Development Costs	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 5 Capitalized Software Development Costs

Capitalized software development costs at December 31, 2011 and 2010 consist of the following:

	2011	2010
Software	$-	$382,569
Less: accumulated amortization	-	(249,562)
	$-	$133,007

Amortization expense totaled $0 and $76,514 for the years ended December 31, 2011 and 2010, respectively.